Provisions - Restructuring costs (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	$ 142,727	$ 167,451	$ 157,165
Restructuring provision [member]
Disclosure of other provisions [line items]
Provisions	$ 15,243	$ 21,539	$ 22,350